UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08464
High Income Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(ZipCode)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

High Income Portfolio                                                                                                                      as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 2.2% (1)

	Principal
Security	Amount	Value
Broadcasting — 0.9%
Hit Entertainment, Inc., Term Loan, 9.97%, Maturing 3/3/06	$9,180,000	$9,224,752
		$9,224,752
Building Materials — 0.6%
Masonite International, Term Loan, 10.88%, Maturing 4/11/06	7,000,000	6,510,000
		$6,510,000
Gaming — 0.3%
BLB Worldwide Holdings, Term Loan, 7.83%, Maturing 3/1/06	3,500,000	3,567,085
		$3,567,085
Super Retail — 0.4%
Toys R US, Term Loan, 9.86%, Maturing 4/24/06	4,506,526	4,512,159
		$4,512,159
Total Senior, Floating Rate Interests (identified cost, $24,252,902)		$23,813,996

Corporate Bonds & Notes — 88.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.2%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$1,575	$1,681,312
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	953,700
		$2,635,012
Air Transportation — 1.4%
American Airlines, 7.80%, 10/1/06	7,968	7,916,001
American Airlines, 7.858%, 10/1/11	260	276,646
AMR Corp., 9.00%, 8/1/12	3,230	2,959,487
Continental Airlines, 7.033%, 6/15/11	2,705	2,493,117
Delta Air Lines, 8.30%, 12/15/29 (2)	1,005	247,481
Delta Air Lines, 9.50%, 11/18/08 (2)(3)	2,078	1,849,420
		$15,742,152
Automotive & Auto Parts — 5.5%
Altra Industrial Motion, Inc., 9.00%, 12/1/11 (3)	770	768,075
Commercial Vehicle Group, Inc., 8.00%, 7/1/13 (3)	1,230	1,248,450
Dana Credit Corp., 8.375%, 8/15/07 (3)	1,265	1,189,100
Ford Motor Credit Co., 6.50%, 1/25/07	2,340	2,315,364
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	8,689,207
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,148,739

Ford Motor Credit Co., Variable Rate, 7.68%, 11/2/07	$11,690	$11,461,472
General Motors Acceptance Corp., 6.125%, 9/15/06	2,325	2,300,680
General Motors Acceptance Corp., 7.00%, 2/1/12	470	448,069
General Motors Acceptance Corp., 8.00%, 11/1/31	11,790	12,054,509
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,195	1,039,650
Metaldyne Corp., 10.00%, 11/1/13	1,100	1,012,000
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	3,955	4,449,375
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14	2,965	2,994,650
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,441,880
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,674,175
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (2)	3,811	7,146
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	2,215	1,877,212
		$60,119,753
Broadcasting — 2.1%
Nexstar Finance Holdings, LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	5,580	4,317,525
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (3)	2,200	2,367,750
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (3)	7,400	8,325,000
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	8,430	8,324,625
		$23,334,900
Building Materials — 2.9%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12	1,325	1,106,375
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	2,745	2,937,150
Goodman Global Holdings, Sr. Notes, Variable Rate, 7.491%, 6/15/12 (3)	3,715	3,747,506
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	748,725
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	2,828	3,153,220
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	2,725	2,302,625
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14	6,370	6,226,675
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14	2,815	1,812,156
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13 (3)	3,280	3,124,200
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12 (3)	700	609,000
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12 (3)	6,120	6,242,400
		$32,010,032
Cable / Satellite TV — 3.6%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06 (2)	4,310	2,833,825
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (2)	7,585	5,025,062
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13 (3)	5,240	5,056,600
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,300

CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	$615	$618,844
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11	16,840	17,808,300
Kabel Deutschland GMBH, 10.625%, 7/1/14 (3)	7,785	8,213,175
		$39,571,106
Capital Goods — 3.6%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (3)	7,765	8,386,200
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	3,720	3,999,000
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15 (3)	2,370	2,458,875
Dresser, Inc., 9.375%, 4/15/11	8,975	9,491,062
Koppers, Inc., 9.875%, 10/15/13	60	65,400
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	656,735
Milacron Escrow Corp., 11.50%, 5/15/11	4,340	3,938,550
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	2,685	2,859,525
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	3,975	3,060,750
Rexnord Corp., 10.125%, 12/15/12	1,195	1,299,562
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	4,167	3,687,795
		$39,903,454
Chemicals — 5.0%
BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	3,783	4,218,045
Borden U.S. Finance / Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14 (3)	2,130	2,172,600
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	3,465	2,581,425
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	3,900	4,309,500
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	6,000	6,930,000
Ineos Group Holdings PLC, 8.50%, 2/15/16 (3)	6,975	6,975,000
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,319,175
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13	3,310	3,475,500
Nova Chemicals Corp., Sr. Notes, Variable Rate, 7.561%, 11/15/13 (3)	3,525	3,586,687
OM Group, Inc., 9.25%, 12/15/11	10,260	10,311,300
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	730	715,400
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	4,885	5,220,844
PQ Corp., 7.50%, 2/15/13 (3)	1,305	1,236,487
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	880	979,000
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,505	1,651,737
		$55,682,700
Consumer Products — 1.0%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	1,905	1,952,625
Fedders North America, Inc., 9.875%, 3/1/14	2,982	1,833,930
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,260	1,379,700
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,380	1,031,550

Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	$2,765	$2,930,900
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,290	1,396,425
		$10,525,130
Containers — 1.0%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,945	3,905,550
Pliant Corp. (PIK), 11.625%, 6/15/09 (3)	2,760	2,973,263
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	3,450	3,061,875
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,220	1,287,100
		$11,227,788
Diversified Financial Services — 0.3%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	745	778,525
Residential Capital Corp., 6.875%, 6/30/15 (3)	1,945	2,094,108
		$2,872,633
Diversified Media — 2.8%
Advanstar Communications, Inc., 10.75%, 8/15/10	6,120	6,724,350
CanWest Media, Inc., 8.00%, 9/15/12	19,508	19,849,235
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,158,875
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,045,850
Quebecor Media, Sr. Notes, 7.75%, 3/15/16 (3)	350	358,750
		$31,137,060
Energy — 6.4%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14 (3)	3,005	3,035,050
Aventine Renewable Energy Holdings, Inc., Variable Rate, 10.491%, 12/15/11 (3)	2,860	2,988,700
Clayton Williams Energy, Inc., Sr. Notes, 7.75%, 8/1/13	1,450	1,433,687
Copano Energy LLC, Sr. Notes, 8.125%, 3/1/16 (3)	805	805,000
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	1,160	1,209,300
El Paso Corp., Sr. Notes, 9.625%, 5/15/12 (3)	2,880	3,276,000
El Paso Production Holding Co., 7.75%, 6/1/13	630	669,375
Encore Acquisition Co., Sr. Sub Notes, 7.25%, 12/1/17	2,800	2,828,000
Giant Industries, 8.00%, 5/15/14	2,845	2,973,025
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	10,010	9,134,125
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,453,250
Northwest Pipeline Corp., 8.125%, 3/1/10	825	881,719
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (3)	1,225	1,316,875
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	749,787
Petrobras International Finance Co., 7.75%, 9/15/14	670	735,325
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	1,925	2,268,612
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,615,601
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,809,090
Semgroup L.P., Sr. Notes, 8.75%, 11/15/15 (3)	3,065	3,172,275
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,289,711
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	6,810	6,980,250

United Refining Co., Sr. Notes, 10.50%, 8/15/12	$4,175	$4,488,125
Verasun Energy Corp., 9.875%, 12/15/12 (3)	3,555	3,661,650
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,265	1,511,675
		$70,286,207
Entertainment/Film — 0.9%
AMC Entertainment, Inc., 11.00%, 2/1/16 (3)	2,310	2,321,550
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	2,700	2,578,500
AMC Entertainment, Inc., Variable Rate, 8.59%, 8/15/10	695	717,587
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	7,210	4,434,150
		$10,051,787
Environmental — 1.0%
Aleris International, Inc., 9.00%, 11/15/14	2,968	3,116,400
Aleris International, Inc., 10.375%, 10/15/10	2,895	3,198,975
Waste Services, Inc., Sr. Sub Notes, 9.50%, 4/15/14	4,810	4,882,150
		$11,197,525
Food & Drug Retail — 0.9%
Rite Aid Corp., 6.125%, 12/15/08 (3)	3,845	3,691,200
Rite Aid Corp., 7.125%, 1/15/07	4,265	4,296,987
Rite Aid Corp., 8.125%, 5/1/10	2,415	2,475,375
		$10,463,562
Food / Beverage / Tobacco — 2.5%
American Seafoods Group, LLC, 10.125%, 4/15/10	6,165	6,519,487
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	5,130	4,155,300
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	3,997,500
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	5,720	5,534,100
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	6,370	5,685,225
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	1,632	1,740,120
		$27,631,732
Gaming — 5.3%
CCM Merger, Inc., 8.00%, 8/1/13 (3)	1,480	1,450,400
Chukchansi EDA, Sr. Notes, Variable Rate, 8.06%, 11/15/12 (3)	3,320	3,411,300
Eldorado Casino Shreveport, 10.00%, 8/1/12	890	698,819
Galaxy Entertainment Finance, 9.655%, 12/15/10 (3)	2,800	2,863,000
Galaxy Entertainment Finance, 9.875%, 12/15/12 (3)	3,800	3,914,000
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (3)	2,385	2,385,000
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	3,720	3,654,900
Majestic Star Casino, LLC, 9.50%, 10/15/10	1,825	1,957,312
Majestic Star Casino, LLC, 9.75%, 1/15/11 (3)	2,715	2,789,662
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,662,237
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	4,355	4,289,675
San Pasqual Casino, 8.00%, 9/15/13 (3)	3,740	3,805,450

Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	$11,250	$11,123,437
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (3)	2,825	2,877,969
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12 (3)	10,434	11,164,380
		$58,047,541
Healthcare — 4.8%
Accellent, Inc., 10.50%, 12/1/13 (3)	4,200	4,410,000
AMR HoldCo, Inc./Emcare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,530	4,847,100
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	5,300	3,458,250
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	3,715	3,696,425
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12	1,580	1,682,700
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	8,415	9,382,725
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13 (3)	2,370	2,393,700
Service Corp. International, Sr. Notes, 7.00%, 6/15/17 (3)	1,240	1,264,800
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,844,888
US Oncology, Inc., 10.75%, 8/15/14	5,315	5,899,650
Vanguard Health Holding Co. II, LLC, Sr. Sub. Notes, 9.00%, 10/1/14	5,965	6,322,900
Ventas Realty L.P. / Capital Corp., Sr. Notes, 7.125%, 6/1/15	1,725	1,813,406
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	4,715	4,697,319
		$52,713,863
Homebuilders / Real Estate — 0.1%
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	510	555,900
Stanley-Martin Co., 9.75%, 8/15/15 (3)	955	888,150
		$1,444,050
Hotels — 1.1%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 8.83%, 6/1/11	1,660	1,734,700
Host Marriot L.P., Series O, 6.375%, 3/15/15	510	506,175
Meristar Hospitality Corp., 9.00%, 1/15/08	1,925	2,002,000
Meristar Hospitality Corp., 9.125%, 1/15/11	1,470	1,598,625
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	5,840	6,161,200
		$12,002,700
Leisure — 2.2%
Six Flags Theme Parks, Inc., Sr. Notes, 8.875%, 2/1/10	6,280	6,405,600
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	9,600	10,728,000
Universal City Florida Holding, Sr. Notes, Variable Rate, 9.43%, 5/1/10	7,345	7,418,450
		$24,552,050
Metals / Mining — 0.6%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,839,825
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15 (3)	4,575	4,346,250
		$6,186,075

Paper — 3.5%
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	$1,875	$1,980,469
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	5,743,075
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	7,995	8,294,813
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	2,470	2,198,300
NewPage Corp., 10.00%, 5/1/12	8,055	8,175,825
Stone Container Corp., 7.375%, 7/15/14	3,260	2,925,850
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	8,555	8,833,038
		$38,151,370
Publishing / Printing — 3.0%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	7,379	6,788,680
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,641,244
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	820,475
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	7,595	8,240,575
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13 (3)	2,480	2,281,600
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13 (3)	4,470	4,123,575
R.H. Donnelley Corp., Sr. Notes, 8.875%, 1/15/16 (3)	6,925	7,037,531
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14 (3)	1,655	1,617,763
		$32,551,443
Railroad — 0.7%
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	5,190	5,734,950
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,290	1,470,600
		$7,205,550
Restaurants — 0.2%
EPL Finance Corp., Sr. Notes, 11.75%, 11/15/13 (3)	2,455	2,504,100
		$2,504,100
Services — 3.6%
Hertz Corp., Sr. Notes, 8.875%, 1/1/14 (3)	9,325	9,674,688
Hertz Corp., Sr. Sub. Notes, 10.50%, 1/1/16 (3)	5,670	5,953,500
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13 (3)	1,015	989,625
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (3)	2,545	2,443,200
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,349,600
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,791,088
NSP Holdings/NSP Holdings Capital Corp., Sr. Notes (PIK), 11.75%, 1/1/12	3,001	3,008,218
Safety Products Holdings, Sr. Notes (PIK), 11.75%, 1/1/12 (3)	1,165	1,167,397
United Rentals North America, Inc., 6.50%, 2/15/12	930	920,700
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	7,900	7,524,750
		$39,822,766

Steel — 0.3%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,366,825
		$3,366,825
Super Retail — 2.6%
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	3,815	3,767,313
GSC Holdings Corp., 8.00%, 10/1/12 (3)	11,250	10,982,813
GSC Holdings Corp., Variable Rate, 8.405%, 10/1/11 (3)	4,515	4,582,725
Neiman Marcus Group, Inc., Sr. Notes, 9.00%, 10/15/15 (3)	3,435	3,580,988
Neiman Marcus Group, Inc., Sr. Sub. Notes, 10.375%, 10/15/15 (3)	5,425	5,621,656
		$28,535,495
Technology — 4.6%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	7,830	8,280,225
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	1,755	1,561,950
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	7,080	6,265,800
CPI Holdco, Inc., Sr. Notes, Variable Rate, 10.561%, 2/1/15	1,545	1,591,350
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	868	907,060
Sungard Data Systems, Inc., Sr. Notes, 9.125%, 8/15/13 (3)	5,060	5,287,700
Sungard Data Systems, Inc., Sr. Notes, Variable Rate, 9.431%, 8/15/13 (3)	1,170	1,219,725
Sungard Data Systems, Inc., Sr. Sub. Notes, 10.25%, 8/15/15 (3)	11,300	11,413,000
UGS Corp., 10.00%, 6/1/12	12,660	13,989,300
		$50,516,110
Telecommunications — 7.7%
AirGate PCS, Inc., Variable Rate, 8.35%, 10/15/11	1,350	1,404,000
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	7,270	8,178,750
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	4,105	4,515,500
Centennial Communications Corp., Sr. Notes, Variable Rate, 10.25%, 1/1/13 (3)	2,335	2,399,213
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12 (3)	2,600	2,743,000
Inmarsat Finance PLC, 7.625%, 6/30/12	3,429	3,544,729
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 9.609%, 1/15/12 (3)	7,410	7,576,725
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	12,000	11,040,000
IWO Holdings, Inc., 10.75%, (0.00% until 2010) 1/15/15	2,470	1,833,975
IWO Holdings, Inc., Variable Rate, 8.35%, 1/15/12	675	703,688
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	125	126,563
New Skies Satellites NV, Sr. Notes, Variable Rate, 9.573%, 11/1/11	2,525	2,644,938
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	5,500	5,912,500
Qwest Communications International, Inc., 7.25%, 2/15/11	1,525	1,540,250

Qwest Communications International, Inc., Sr. Notes, 7.50%, 2/15/14 (3)	$10,750	$10,911,250
Qwest Corp., Sr. Notes, 7.625%, 6/15/15 (3)	2,510	2,651,188
Rogers Wireless, Inc., 7.50%, 3/15/15	2,170	2,365,300
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	1,610	1,714,650
Rogers Wireless, Inc., Variable Rate, 7.616%, 12/15/10	3,870	4,010,288
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09 (3)	2,030	2,167,025
U.S. West Communications, Debs., 7.20%, 11/10/26	585	565,988
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,521,288
		$85,070,808
Textiles / Apparel — 3.1%
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	3,560	3,769,150
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	9,570	10,909,800
Levi Strauss & Co., Sr. Notes, Variable Rate, 9.28%, 4/1/12	3,020	3,110,600
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	6,665	6,856,619
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,325	3,300,063
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,383,750
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,831,900
Quiksilver, Inc., 6.875%, 4/15/15	1,650	1,592,250
		$34,754,132
Transportation Ex Air / Rail — 0.6%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	1,785	1,490,475
Horizon Lines, LLC, 9.00%, 11/1/12	2,837	3,010,766
Quality Distribution, LLC/QD Capital Corp., Variable Rate, 9.10%, 1/15/12	2,100	2,002,875
		$6,504,116
Utilities — 3.0%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (3)	2,030	2,217,775
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	495,845
AES Corp., Sr. Notes, 9.00%, 5/15/15 (3)	1,585	1,743,500
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,495	2,814,930
Dynegy Holdings, Inc., Debs., 7.625%, 10/15/26	3,205	3,108,850
Mirant North America LLC, Sr. Notes, 7.375%, 12/31/13 (3)	1,895	1,937,638
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,518,200
NRG Energy, Inc., 8.00%, 12/15/13	1,422	1,592,640
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	6,960	7,116,600
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,431,050
		$32,977,028
Total Corporate Bonds & Notes (identified cost, $948,845,072)		$971,298,555

Convertible Bonds — 1.2%

Security	Principal Amount (000’s omitted)	Value
Amkor Technologies, Inc., 5.75%, 6/1/06	$1,580	$1,576,050
Kerzner International Ltd., 2.375%, 4/15/24 (3)	2,720	3,376,200
L-3 Communications Corp., 3.00%, 8/1/35 (3)	3,890	4,016,425
Nortel Networks Ltd., 4.25%, 9/1/08	275	262,281
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,275	1,088,531
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,185	1,025,025
XM Satellite Radio, Inc., 1.75%, 12/1/09 (3)	2,450	2,119,250
Total Convertible Bonds (identified cost, $13,261,521)		$13,463,762

Common Stocks — 1.6%

Security	Shares	Value
Gaming — 0.8%
Shreveport Gaming Holdings, Inc. (4)(5)	6,014	$107,350
Trump Entertainment Resorts, Inc. (5)	427,818	8,391,650
		$8,499,000
Telecommunications — 0.2%
Crown Castle International Corp. (5)	49,828	1,575,561
New Skies Satellites Holdings, Ltd.	35,300	766,893
		$2,342,454
Utilities — 0.6%
Mirant Corp. (5)	223,920	6,267,521
		$6,267,521
Total Common Stocks (identified cost, $12,338,831)		$17,108,975

Convertible Preferred Stocks — 1.5%

Security	Shares	Value
Energy — 0.7%
Chesapeake Energy Corp., 4.50%	32,900	$3,347,575
Chesapeake Energy Corp., 5.00% (3)	14,401	1,605,711
Chesapeake Energy Corp., 5.00%	11,225	2,433,019
		$7,386,305
Telecommunications — 0.7%
Crown Castle International Corp., (PIK)	138,027	7,729,512
		$7,729,512
Utilities — 0.1%
NRG Energy, Inc., 4.00% (3)	865	1,158,776
		$1,158,776
Total Convertible Preferred Stocks (identified cost, $12,842,841)		$16,274,593

Miscellaneous — 0.0%

Security	Shares	Value
Gaming — 0.0%
Trump Atlantic City (4)(5)	6,815,000	$262,378
		$262,378
Utilities — 0.0%
Mirant Corp., Escrow Certificate (3)(4)	1,440,000	57,600
Mirant Corp., Escrow Certificate (4)	3,200,000	128,000
		$185,600
Total Miscellaneous (identified cost, $0)		$447,978

Warrants — 0.3%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Ono Finance PLC, Exp. 3/16/11 (3)(4)(5)	3,370	$232,530
Ono Finance PLC, Exp. 5/31/09 (4)(5)	9,690	295,545
Ono Finance PLC, Exp. 5/31/09 (4)(5) EUR	3,390	109,087
		$637,162
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	13,600	0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests (4)(5)(6)	25,351	152,107
		$152,107
Restaurants — 0.0%
New World Coffee, Exp. 6/15/06 (4)(5)(6)	1,244	12
		$12
Technology — 0.0%
Asat Finance, Exp. 11/1/06 (3)(4)(5)	5,660	3,283
		$3,283
Telecommunications — 0.2%
American Tower Corp., Exp. 8/1/08 (3)(5)	5,070	2,210,032
		$2,210,032
Transportation Ex Air/Rail — 0.0%
Quality Distribution, Inc., Exp. 1/15/07 (4)(5)	3,266	34,228
		$34,228
Total Warrants (identified cost, $1,070,114)		$3,036,824

Commercial Paper — 3.2%

Security	Principal Amount (000’s omitted)	Value
HSBC Finance Corp., 4.50%, 2/1/06	$35,722	$35,722,000
Total Commercial Paper (at amortized cost, $35,722,000)		$35,722,000

Short-Term Investments — 0.2%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 98.3% (identified cost, $1,050,333,281)		$1,083,166,683
Other Assets, Less Liabilities — 1.7%		$19,125,017
Net Assets — 100.0%		$1,102,291,700

EUR	—	Euro
PIK	—	Payment In Kind.

(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $274,823,714 or 24.9% of the Fund’s net assets.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Non-income producing security.
(6)	Restricted security.

A summary of financial instruments at January 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For (in U.S. dollars)	Net Unrealized Depreciation
2/15/06	Euro 2,205,900	$2,671,345	$(9,379)
		$2,671,345	$(9,379)

At January 31, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under this contract.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,053,046,660
Gross unrealized appreciation	$48,092,761
Gross unrealized depreciation	(17,972,738)
Net unrealized appreciation	$30,120,023

Restricted Securities

At January 31, 2006, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition		Shares/Face	Cost	Fair Value
Common Stocks and Warrants
New World Coffee, Warrants, Exp. 6/15/06	9/15/02	-	1,244	$0	$12
	7/15/02
	9/30/02
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99		25,351	0	152,107
				$0	$152,119

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer
Date:	March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer
Date:	March 24, 2006
By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer and Principal Financial Officer
Date:	March 24, 2006